Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

October 7, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 221 to the Registration Statement on Form N-1A of Deutsche CROCI® U.S. Fund (the “Fund”), a series of Deutsche Investment Trust (the “Trust”) (Reg. Nos. 002-13628; 811-00043)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, Post-Effective Amendment No. 221 under the Securities Act of 1933 (the “Securities Act”) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the Staff of the Securities and Exchange Commission (the “Commission”). The Amendment is expected to become effective on December 9, 2016. No fees are required in connection with this filing.

This filing is being made to introduce a new class of shares for the Fund: Class R. The Fund offers shares in five other classes: Class A, Class C, Class R6, Institutional Class and Class S. The enclosed filing contains the Fund’s statutory Prospectus and Statement of Additional Information.

Other than the sections directly relating to the foregoing, the disclosure in the Fund’s Prospectus and Statement of Additional Information represents standard Deutsche disclosure that has been reviewed by the Staff of the Commission.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/ Laura McCollum

Laura McCollum, Esq.

Vice President and Counsel

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder